Note 15 Derivatives Hedge accounting and fair value changes of the hedged items in portfolio hedge of interest rate risk (Details) - EUR (€) € in Millions	Dec. 31, 2023	Dec. 31, 2022		Dec. 31, 2021
Disclousre of derivative financial assets held for hedging [Line Items]
Derivative financial assets held for hedging	€ 1,482	€ 1,891	[1]	€ 1,805
Accumulated fair value hedge adjustment on hedged item included in carrying amount, assets	(97)	(148)		5
Derivative financial liabilities held for hedging	2,625	3,303	[1]	2,626
Accumulated fair value hedge adjustment on hedged item included in carrying amount, liabilities	€ 0	€ 0		€ 0

[1]	(1) Balances corresponding to 2022 have been restated according to IFRS 17 (see Notes 1.3 and 2.3).